Income Taxes - Schedule of Reconciliation Statutory Tax Expense (Benefit) (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
Income Taxes - Schedule Of Reconciliation Statutory Tax Expense Benefit Details
Federal statutory rate at 34 percent	$ (5,341,000)
State taxes, net of federal tax expense (benefit)	(440,000)
Nondeductible interest	750,000
Stock-based compensation	67,000
Nondeductible acquisition costs	34,000
Nondeductible meals & entertainment	27,000
Change in valuation allowance	$ 4,903,000